UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafalgar Asset Managers Limited

Address:  Nuffield House
          66 CHILTERN STREET
          LONDON X0W1U4JT
          United Kingdom


13F File Number: 28-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Miller
Title:  Director
Phone:  +44-0-20-7499-1234


Signature, Place and Date of Signing:


  /s/ David Miller                London, England            August 11, 2006
--------------------            -------------------        -------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $178,122
                                         (thousands)


List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE
                        Trafalgar Asset Managers Limited
                                  June 30, 2006


COLUMN 1                               COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5    COL 6    COL 7          COLUMN 8

                                                                   VALUE                INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         TITLE OF CLASS  CUSIP      (X$1000)  SHARES NO.  DISCRTN  MNGRS     SOLE     SHARED  NONE
-------------------------------------  --------------  -------    --------  ----------  -------  -----  ----------  ------  ----
ACXIOM CORP                            COM             005125109    3750      150,000   SOLE     NONE     150,000
ALCATEL                                SPONSORED ADR   013904305    3200      253,760   SOLE     NONE     253,760
AMERITRADE HLDG CORP                   COM             87236Y108     629       42,500   SOLE     NONE      42,500
ARAMARK CORP                           CL B            038521100   15317      462,600   SOLE     NONE     462,600
AT&T INC                               COM             00206R102    7391      265,000   SOLE     NONE     265,000
BRITISH AWYS PLC                       ADR 2ND INSTAL  110419306    5199       82,100   SOLE     NONE      82,100
CARNIVAL CORP                          PAIRED CTF      143658300    1618       38,760   SOLE     NONE      38,760
CHICAGO MERCANTILE EXCHANGE HLDGS INC  CL A            167760107    2898        5,900   SOLE     NONE       5,900
COMCAST CORP NEW                       CL A            20030N101    5500      168,000   SOLE     NONE     168,000
COMPUTER SCIENCES CORP                 COM             205363104    3506       72,200   SOLE     NONE      72,200
DORAL FINL CORP                        COM             25811P100     245       38,285   SOLE     NONE      38,285
EBAY INC                               COM             278642103     436       14,900   SOLE     NONE      14,900
EMMIS COMMUNICATIONS CORP              CL A            291525103    3887      248,500   SOLE     NONE     248,500
EUROZINC MNG CORP                      COM             298804105     145       60,000   SOLE     NONE      60,000
GOOGLE INC                             CL A            38259P508     231          550   SOLE     NONE         550
JONES APPAREL GROUP INC                COM             480074103    1590       50,000   SOLE     NONE      50,000
MICHAELS STORES INC                    COM             594087108     470       11,400   SOLE     NONE      11,400
MILLICOM INTL CELLULAR S A             SHS NEW         L6388F110    1890       41,600   SOLE     NONE      41,600
MITTAL STEEL-CO N V                    NY REG SH CLA   60684P101    4414      144,690   SOLE     NONE     144,690
NTL INC DEL                            COM             62941W101    1432       57,518   SOLE     NONE      57,518
PUBLIC SVC ENTERPRISE GROUP            COM             744573106    9918      150,000   SOLE     NONE     150,000
NASDAQ-100 TR                          UNIT SER 1      631100104   50928    1,313,600   SOLE     NONE   1,313,600
RUSSELL CORP                           COM             782352108   15149      834,200   SOLE     NONE     834,200
SCO GROUP INC                          COM             78403A106     615      150,000   SOLE     NONE     150,000
SEARS HLDGS CORP                       COM             812350106    8060       51,900   SOLE     NONE      51,900
STREETTRACKS GOLD TR                   GOLD SHS        863307104     367        6,000   SOLE     NONE       6,000
TRIBUNE CO NEW                         COM             896047107    1946       60,000   SOLE     NONE      60,000
UBIQUITEL INC                          COM             903474302    9745      942,500   SOLE     NONE     942,500
UNIVISION COMMUNICATIONS INC           CL A            914906102    4409      131,600   SOLE     NONE     131,600
VERIZON COMMUNICATIONS                 COM             92343V104    2528       75,500   SOLE     NONE      75,500
VIVENDI                                SPON ADR NEW    92851S204    8992      256,700   SOLE     NONE     256,700
WARNER MUSIC GROUP CORP                COM             934550104    1716       58,200   SOLE     NONE      58,200


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